BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Communications - 1.6%
Entertainment Content - 1.6%
Universal Music Group N.V.	27,270	$ 782,278

Consumer Discretionary - 2.0%
Apparel & Textile Products - 2.0%
LVMH Moet Hennessy Louis Vuitton SE (a)	1,268	985,382

Consumer Staples - 11.0%
Beverages - 6.7%
Coca-Cola Company (The)	18,665	978,979
Coca-Cola European Partners plc	20,430	1,008,629
Diageo plc - ADR	6,546	1,329,951
		3,317,559
Food - 2.1%
Danone S.A. (a)	17,860	1,049,763

Household Products - 2.2%
Unilever plc - ADR	21,320	1,084,122

Energy - 5.9%
Oil & Gas Producers - 5.9%
BP plc (a)	300,000	1,301,564
Kinder Morgan, Inc.	60,315	932,470
TotalEnergies SE (a)	14,600	671,372
		2,905,406
Financials - 16.7%
Banking - 4.8%
ING Groep N.V. - ADR	85,704	1,180,144
JPMorgan Chase & Company	7,563	1,201,231
		2,381,375
Institutional Financial Services - 7.3%
CME Group, Inc.	3,800	837,976
Morgan Stanley	15,100	1,431,782
State Street Corporation	14,900	1,325,653
		3,595,411

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Financials - 16.7% (Continued)
Insurance - 2.1%
Allianz SE (a)	4,744	$ 1,028,943

Specialty Finance - 2.5%
American Express Company	8,035	1,223,731

Health Care - 15.1%
Biotech & Pharma - 9.6%
AstraZeneca plc - ADR	28,400	1,557,172
Johnson & Johnson	8,462	1,319,480
Merck & Company, Inc.	13,800	1,033,758
Novo Nordisk A/S - ADR	7,800	833,274
		4,743,684
Medical Equipment & Devices - 5.5%
Abbott Laboratories	4,240	533,265
Koninklijke Philips N.V.	19,829	697,584
Medtronic plc	13,770	1,469,259
		2,700,108
Industrials - 11.8%
Aerospace & Defense - 2.6%
Raytheon Technologies Corporation	15,900	1,286,628

Commercial Support Services - 1.8%
Compass Group plc (a)(b)	45,000	877,816

Machinery - 2.4%
Caterpillar, Inc.	6,060	1,171,701

Transportation & Logistics - 5.0%
Deutsche Post AG (a)	17,950	1,059,501
Union Pacific Corporation	6,000	1,413,840
		2,473,341
Materials - 5.5%
Chemicals - 3.9%
Air Liquide S.A. (a)	7,062	1,165,518

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Materials - 5.5% (Continued)
Chemicals - 3.9% (Continued)
Dow, Inc.	14,115	$ 775,337
		1,940,855
Metals & Mining - 1.6%
Rio Tinto plc - ADR	12,100	758,549

Real Estate - 1.4%
REITs - 1.4%
Crown Castle International Corporation	3,895	707,527

Technology - 20.8%
Semiconductors - 13.6%
Broadcom, Inc.	2,710	1,500,473
Intel Corporation	12,000	590,400
QUALCOMM, Inc.	11,529	2,081,676
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	11,980	1,403,457
Texas Instruments, Inc.	5,800	1,115,746
		6,691,752
Software - 4.5%
Microsoft Corporation	6,800	2,248,012

Technology Services - 2.7%
RELX plc - ADR	5,600	173,656
RELX plc (a)	37,600	1,166,326
		1,339,982
Utilities - 2.2%
Electric Utilities - 2.2%
NextEra Energy, Inc.	12,400	1,076,072

Total Common Stocks (Cost $35,457,113)		$ 46,369,997

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Government Obligations Fund - Class Z, 0.02% (c) (Cost $1,994,975)	1,994,975	$ 1,994,975

Investments at Value - 98.0% (Cost $37,452,088)		$ 48,364,972

Other Assets in Excess of Liabilities - 2.0%		972,023

Net Assets - 100.0%		$ 49,336,995

ADR	- American Depositary Receipt

(a)	Despite the availability of a closing price, security has been fair valued by an independent pricing service and is therefore classified as a Level 2 security within the fair value hierarchy.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of November 30, 2021.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
November 30, 2021 (Unaudited)

Country	Value	% of Net Assets
United States	$ 24,785,736	50 .2%
United Kingdom	9,257,785	18 .8%
France	3,872,036	7 .9%
Netherlands	2,660,006	5 .4%
Germany	2,088,444	4 .2%
Ireland	1,469,259	3 .0%
Taiwan Province of China	1,403,457	2 .8%
Denmark	833,274	1 .7%
Total	$ 46,369,997	94 .0%